UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Simon H. Berry, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

WST INVESTMENT TRUST WSTCM SECTOR SELECT RISK-MANAGED FUND WSTCM CREDIT SELECT RISK-MANAGED FUND Semi-Annual Report February 28, 2017 (Unaudited)
Investment Adviser Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management 150 W. Main, Suite 1700 Norfolk, VA 23510	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-866-515-4626

WST INVESTMENT TRUST LETTER TO SHAREHOLDERS	February 28, 2017

Dear Shareholder:

Thank you for being a shareholder of WST Capital Management Funds. We value your investment in the Funds and your trust in our strategies.

The WSTCM Sector Select Risk-Managed Fund (the “Sector Fund”) investment process is based on a proprietary quantitative model designed to make investment decisions and allocate investments among the various primary sectors of the S&P 500® Index (“Sector Investments”), fixed income securities (“Fixed Income Investments”) and gold-related securities (“Gold Investments”).

As of February 28, 2017, the Sector Fund had net assets of $16.13 million, and was allocated 87.5% to Sector Investments, 8.9% to Fixed Income Investments, 3.0% to Gold Investments and 0.6% to cash equivalents.

The Sector Investments are managed to provide systematic exposures to sectors that share the common characteristic of positive momentum. For example, a sector is considered to have positive momentum if it has performed well in the prior twelve months relative to other sectors in the Fund’s investment universe. The Fund’s Sector Investments universe consists of the primary sectors1 of the S&P 500® Index (i.e. consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials and utilities).

For the twelve-month period ended February 28, 2017, the Institutional Shares of the Sector Fund had a total return of 5.49%. During this time, the S&P® 500 Index gained 24.98%. After challenging performance in the beginning of calendar year 2016, the S&P® 500 Index mounted a brief rally, fell sharply, and in mid-February of 2016 began a second, major rally that opened the twelve-month period ended February 28, 2017. This momentum carried the Index through the end of the calendar year, and was sustained with little interruption through the twelve-month period ended February 28, 2017. During extended market declines, the Fund’s risk controls (i.e., Fixed Income Investments) are intended to help the Fund outperform the S&P 500® Index. This philosophy of seeking market participation but emphasizing risk controls first and foremost is one of the keys to the long-term performance expectations of the strategy. Given the “double-dip” drawdown and the subsequent period of higher volatility, the Fund assumed the defensive posture as described above (i.e., 100% Fixed Income Investments, Gold Investments and cash) and as a result, did not participate in the considerable upside from equity markets in March 2016, and was not fully invested in equities until October of 2016, given the model’s indication that intermediate risk trends still called for defensive or moderate positioning. By April 30, 2016, the Fund had re-introduced Sector Investments and remained invested in equity for the duration of

[1]

The universe excludes ETFs dedicated to Telecommunications and Real Estate, which as of August 31, 2016 are recognized as stand-alone S&P 500 sectors. Real Estate Investment Trusts (REITs) continue to be classified as Financials sector investments.

the twelve-month period ended February 28, 2017. In the final quarter of the period, the Institutional Shares of the Sector Fund gained 5.49% (positive, albeit lagging the S&P 500® Index, which gained 8.04% for the three months ended February 28. 2017). We would remind investors that when U.S. equity markets are broadly positive, the Sector Fund will lag due to its maximum allowable allocation to equity.

The WSTCM Credit Select Risk-Managed Fund (the “Credit Fund”) investment process allocates assets between high-yield securities and investment grade securities using a proprietary quantitative model. This strategy employs a combination of short-, intermediate-, and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for high-yield and investment grade securities. In allocating portfolio investments between high-yield securities and investment grade securities, WST may consider multiple factors, including those related to credit, duration, Federal Reserve policy and its expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. WST selects securities for their potential for interest income, capital appreciation, or both.

As of February 28, 2017, the Credit Fund had net assets of $79.4 million, allocated 94.6% to high-yield securities, 0.0% to investment grade securities, 0.0% to preferred stocks and 5.4% to cash equivalents.

For the twelve-month period ended February 28, 2017, the Institutional Shares of the Credit Fund had a total return of 14.44%. During that time, the Bloomberg Barclays U.S. Corporate High Yield Bond Index gained 21.83% and the Bloomberg Barclays U.S. Aggregate Bond Index gained 1.42%.

Non-investment grade securities enjoyed a strong move touched off in the middle of calendar year 2016 and sustained through February 28, 2017 with few interruptions. The Credit Fund held an essentially maximum high yield position for much of the period, with occasional intra-month trading reflecting some volatility in the high yield markets as investors watched oil price movements and other factors driving credit risk. While the Credit Fund handily outperformed the secondary index, underperformance of the Bloomberg Barclays U.S. Corporate High Yield Bond Index was largely the function of efforts to trade around intra-month volatility affecting high yield. The tactical nature of the Credit Fund can lead to underperformance in volatile markets with no clear trend, but in our view, the high yield-driven outperformance exemplifies a successful tactical allocation change.

In conclusion, markets change over time, and although we may not know when these changes will occur, we do know that changing markets bring new investment opportunities. The WST Capital Management Funds aim to capitalize on these opportunities as they arise. We look forward to providing you with Funds that we believe will capture the benefits of rules-based investing founded on sound academic and industry research.

Sincerely,

Roger H. Scheffel Jr., Portfolio Manager
WST Capital Management
a division of Wilbanks, Smith & Thomas Asset Management, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance information current to the most recent month-end, please call 1-866-515-4626.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. Each Fund’s prospectus contains this and other important information. To obtain a copy of each Fund’s prospectus please call 1-866-515-4626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

WST INVESTMENT TRUST PORTFOLIO INFORMATION February 28, 2017 (Unaudited)

WSTCM Sector Select Risk-Managed Fund
Sector Diversification
(% of Net Assets)

WSTCM Credit Select Risk-Managed Fund
Investment Strategy Allocation
(% of Net Assets)

WSTCM SECTOR SELECT RISK-MANAGED FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
EXCHANGE-TRADED FUNDS — 99.4%	Shares	Value
Guggenheim S&P 500® Equal Weight Financials ETF	198,500	$7,711,725
Guggenheim S&P 500® Equal Weight Industrials ETF	15,145	1,598,100
Guggenheim S&P 500® Equal Weight Materials ETF	16,790	1,603,781
Guggenheim S&P 500® Equal Weight Technology ETF	13,425	1,590,325
Guggenheim S&P 500® Equal Weight Utilities ETF	18,800	1,603,076
iShares Core U.S. Aggregate Bond ETF	5,875	639,024
iShares Floating Rate Bond ETF	15,750	800,730
SPDR® Gold Shares (a)	4,050	482,882

Total Investments at Value — 99.4% (Cost $14,846,730)		$16,029,643

Other Assets in Excess of Liabilities — 0.6%		102,819

Net Assets — 100.0%		$16,132,462

(a)	Non-income producing.

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND SCHEDULE OF INVESTMENTS February 28, 2017 (Unaudited)
EXCHANGE-TRADED FUNDS — 38.3%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	137,000	$12,095,730
PowerShares Fundamental High Yield Corporate Bond Portfolio	162,400	3,072,608
SPDR® Bloomberg Barclays High Yield Bond ETF	326,200	12,141,164
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	109,600	3,084,144
Total Exchange-Traded Funds (Cost $29,587,008)		$30,393,646

OPEN-END MUTUAL FUNDS — 56.3%	Shares	Value
AB High Income Fund, Inc.	232,953	$2,068,623
American High-Income Trust - Class F2	703,642	7,360,093
BlackRock High Yield Portfolio - Institutional Class	945,493	7,355,934
Franklin High Income Fund - Advisor Class	1,047,120	2,000,000
Henderson High Yield Opportunities Fund - Class I	73,222	738,077
Ivy High Income Fund - Class I	690,364	5,274,380
Janus High-Yield Fund - Class I	339	2,907
Lord Abbett High Yield Fund - Class I	819,801	6,312,465
MainStay High Yield Corporate Bond Fund - Class I	1,163,002	6,768,671
PIMCO High Yield Fund - Institutional Class	758,067	6,792,282
Principal High Yield Fund - Institutional Class	427	3,171
Vanguard High-Yield Corporate Fund - Admiral Shares	572	3,386
Total Open-End Mutual Funds (Cost $43,397,976)		$44,679,989

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 5.1%	Shares	Value
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.45% (a)	1,379,026	$1,379,026
First American Treasury Obligations Fund - Class Z, 0.41% (a)	1,358,516	1,358,516
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.41% (a)	1,358,516	1,358,516
Total Money Market Funds (Cost $4,096,058)		$4,096,058

Total Investments at Value — 99.7% (Cost $77,081,042)		$79,169,693

Other Assets in Excess of Liabilities — 0.3%		240,638

Net Assets — 100.0%		$79,410,331

(a)	The rate shown is the 7-day effective yield as of February 28, 2017.

See accompanying notes to financial statements.

WST INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES February 28, 2017 (Unaudited)
	Sector Select Risk-Managed Fund	Credit Select Risk-Managed Fund
ASSETS
Investments in securities:
At acquisition cost	$14,846,730	$77,081,042
At value (Note 2)	$16,029,643	$79,169,693
Receivable for capital shares sold	—	282,921
Receivable for securities sold	2,855,889	—
Receivable from Adviser (Note 4)	4,230	—
Dividends and interest receivable	25	8,066
Other assets	29,766	30,423
TOTAL ASSETS	18,919,553	79,491,103

LIABILITIES
Bank overdraft	1,170,668	—
Payable for investment securities purchased	1,603,725	—
Payable for capital shares redeemed	—	8,970
Payable to Advisor (Note 4)	—	35,399
Payable to administrator (Note 4)	7,630	11,750
Accrued distribution fees (Note 4)	178	10,572
Other accrued expenses	4,890	14,081
TOTAL LIABILITIES	2,787,091	80,772

NET ASSETS	$16,132,462	$79,410,331

NET ASSETS CONSIST OF:
Paid-in capital	$16,095,293	$74,797,333
Accumulated net investment income (loss)	(48,447)	422,557
Accumulated net realized gains (losses) from security transactions	(1,097,297)	2,101,790
Net unrealized appreciation on investments	1,182,913	2,088,651
NET ASSETS	$16,132,462	$79,410,331

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$15,193,601	$23,486,450
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	1,434,019	2,189,598
Net asset value, offering and redemption price per share (Note 2)	$10.60	$10.73

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$938,861	$55,923,881
Shares of Investor Shares outstanding (no par value, unlimited number of shares outstanding)	88,943	5,226,867
Net asset value, offering and redemption price per share (Note 2)	$10.56	$10.70

See accompanying notes to financial statements.

WST INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2017 (Unaudited)
	Sector Select Risk-Managed Fund	Credit Select Risk-Managed Fund
INVESTMENT INCOME
Dividends	$83,988	$1,782,003

EXPENSES
Investment advisory fees (Note 4)	65,091	217,381
Distribution fees, Investor Class (Note 4)	1,147	64,589
Administration fees (Note 4)	15,000	36,341
Professional fees	25,098	22,989
Fund accounting fees (Note 4)	18,867	21,414
Registration and filing fees	15,865	17,171
Transfer agent fees, Institutional Class (Note 4)	6,000	6,000
Transfer agent fees, Investor Class (Note 4)	6,000	6,750
Custodian and bank service fees	2,876	4,982
Insurance expense	3,763	3,763
Trustees’ fees (Note 4)	3,000	3,000
Printing of shareholder reports	1,636	4,175
Other expenses	8,082	22,495
TOTAL EXPENSES	172,425	431,050
Fee waivers and expense reimbursements by the Adviser (Note 4)	(62,763)	—
NET EXPENSES	109,662	431,050

NET INVESTMENT INCOME (LOSS)	(25,674)	1,350,953

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	(153,409)	2,789,114
Net change in unrealized appreciation (depreciation) on investments	615,636	(1,658,821)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	462,227	1,130,293

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$436,553	$2,481,246

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANGED FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
FROM OPERATIONS
Net investment income (loss)	$(25,674)	$40,946
Net realized losses from investments	(153,409)	(619,657)
Net change in unrealized appreciation (depreciation) on investments	615,636	333,201
Net increase (decrease) in net assets resulting from operations	436,553	(245,510)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares
From net investment income	(36,318)	(25,485)
From realized capital gains on security transactions	—	(545,687)
Investor Shares
From net investment income	(1,273)	(643)
From realized capital gains on security transactions	—	(31,942)
Decrease in net assets from distributions to shareholders	(37,591)	(603,757)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	633,680	1,744,214
Net asset value of shares issued in reinvestment of distributions	36,318	571,172
Payments for shares redeemed	(2,659,915)	(1,679,308)
Net increase (decrease) in Institutional Shares net assets from capital share transactions	(1,989,917)	636,078

Investor Shares
Proceeds from shares sold	—	21,689
Net asset value of shares issued in reinvestment of distributions	1,273	32,585
Payments for shares redeemed	(27,887)	(61,609)
Net decrease in Investor Shares net assets from capital share transactions	(26,614)	(7,335)

TOTAL DECREASE IN NET ASSETS	(1,617,569)	(220,524)

NET ASSETS
Beginning of period	17,750,031	17,970,555
End of period	$16,132,462	$17,750,031

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(48,447)	$14,818

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	61,765	166,018
Shares reinvested	3,526	54,398
Shares redeemed	(253,503)	(162,457)
Net increase (decrease) in shares outstanding	(188,212)	57,959
Shares outstanding, beginning of period	1,622,231	1,564,272
Shares outstanding, end of period	1,434,019	1,622,231

Investor Shares
Shares sold	—	2,051
Shares reinvested	124	3,109
Shares redeemed	(2,708)	(6,117)
Net decrease in shares outstanding	(2,584)	(957)
Shares outstanding, beginning of period	91,527	92,484
Shares outstanding, end of period	88,943	91,527

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
FROM OPERATIONS
Net investment income	$1,350,953	$1,356,390
Net realized gains from investments	2,789,114	682,024
Net change in unrealized appreciation (depreciation) on investments	(1,658,821)	3,796,799
Net increase in net assets resulting from operations	2,481,246	5,835,213

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares
From net investment income	(654,035)	(10,588)
Investor Shares
From net investment income	(1,608,725)	(11,438)
Decrease in net assets from distributions to shareholders	(2,262,760)	(22,026)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	4,055,341	6,110,380
Net asset value of shares issued in reinvestment of distributions	654,035	10,588
Payments for shares redeemed	(1,442,441)	(2,550,927)
Net increase in Institutional Shares net assets from capital share transactions	3,266,935	3,570,041

Investor Shares
Proceeds from shares sold	5,749,827	8,222,980
Net asset value of shares issued in reinvestment of distributions	1,608,280	11,438
Payments for shares redeemed	(1,371,024)	(4,020,267)
Net increase in Investor Shares net assets from capital share transactions	5,987,083	4,214,151

TOTAL INCREASE IN NET ASSETS	9,472,504	13,597,379

NET ASSETS
Beginning of period	69,937,827	56,340,448
End of period	$79,410,331	$69,937,827

ACCUMULATED NET INVESTMENT INCOME	$422,557	$1,334,364

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	380,088	599,515
Shares reinvested	62,827	1,097
Shares redeemed	(135,729)	(256,050)
Net increase in shares outstanding	307,186	344,562
Shares outstanding, beginning of period	1,882,412	1,537,850
Shares outstanding, end of period	2,189,598	1,882,412

Investor Shares
Shares sold	541,137	806,492
Shares reinvested	154,940	1,185
Shares redeemed	(128,765)	(407,012)
Net increase in shares outstanding	567,312	400,665
Shares outstanding, beginning of period	4,659,555	4,258,890
Shares outstanding, end of period	5,226,867	4,659,555

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016	Year Ended August 31, 2015	Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.36		$10.85	$10.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.02)		0.03	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.28		(0.16)	0.26	0.69
Total from investment operations	0.26		(0.13)	0.27	0.70

Less distributions:
From net investment income	(0.02)		(0.02)	(0.03)	(0.02)
From net realized gains	—		(0.34)	(0.07)	—
Total distributions	(0.02)		(0.36)	(0.10)	(0.02)

Net asset value at end of period	$10.60		$10.36	$10.85	$10.68

Total return (c)	2.54	%(d)	(1.26%)	2.51%	6.97	%(d)

Net assets at end of period (000’s)	$15,194		$16,805	$16,969	$11,034

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.82	%(f)	1.74%	1.84%	2.85	%(f)
Ratio of net expenses to average net assets (e) (g)	1.25	%(f)	1.25%	1.25%	1.25	%(f)
Ratio of net investment income (loss) to average net assets (b) (g)	(0.28	%)(f)	0.24%	0.04%	0.03	%(f)
Portfolio turnover rate	170	%(d)	472%	150%	348	%(d)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.
(b)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) to average net assets does not include net investment income or loss of the investment companies in which the Fund invests.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.
(e)	Ratio does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WSTCM SECTOR SELECT RISK-MANAGED FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Year Ended August 31, 2015	Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.33		$10.83		$10.68	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.03)		(0.00	)(c)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	0.27		(0.15)		0.24	0.70
Total from investment operations	0.24		(0.15)		0.23	0.69

Less distributions:
From net investment income	(0.01)		(0.01)		(0.01)	(0.01)
From net realized gains	—		(0.34)		(0.07)	—
Total distributions	(0.01)		(0.35)		(0.08)	(0.01)

Net asset value at end of period	$10.56		$10.33		$10.83	$10.68

Total return (d)	2.37	%(e)	(1.44%)		2.16%	6.86	%(e)

Net assets at end of period (000’s)	$939		$945		$1,002	$410

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	4.93	%(g)	4.50%		5.96%	15.21	%(g)
Ratio of net expenses to average net assets (f) (h)	1.50	%(g)	1.50%		1.50%	1.50	%(g)
Ratio of net investment loss to average net assets (b) (h)	(0.53	%)(g)	(0.01%)		(0.23%)	(0.28	%)(g)
Portfolio turnover rate	170	%(e)	472%		150%	348	%(e)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.
(b)

Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment loss to average net assets does not include net investment income or loss of the investment companies in which the Fund invests.

(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016	Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.71		$9.72	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.19		0.21	0.16
Net realized and unrealized gains (losses) on investments	0.17		0.79	(0.27)
Total from investment operations	0.36		1.00	(0.11)

Less distributions:
From net investment income	(0.34)		(0.01)	(0.15)
From net realized gains	—		—	(0.00	)(c)
Return of capital	—		—	(0.02)
Total distributions	(0.34)		(0.01)	(0.17)

Net asset value at end of period	$10.73		$10.71	$9.72

Total return (d)	3.44	%(e)	10.27%	(1.11	%)(e)

Net assets at end of period (000’s)	$23,486		$20,152	$14,951

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.04	%(g)	1.04%	1.11	%(g)
Ratio of net investment income to average net assets (b)	3.87	%(g)	2.50%	1.89	%(g)
Portfolio turnover rate	182	%(e)	326%	890	%(e)

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
(b)

Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income to average net assets does not include net investment income or loss of the investment companies in which the Fund invests.

(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.68		$9.72		$10.00

Income (loss) from investment operations:
Net investment income (b)	0.18		0.21		0.14
Net realized and unrealized gains (losses) on investments	0.17		0.75		(0.26)
Total from investment operations	0.35		0.96		(0.12)

Less distributions:
From net investment income	(0.33)		(0.00	)(c)	(0.14)
From net realized gains	—		—		(0.00	)(c)
Return of capital	—		—		(0.02)
Total distributions	(0.33)		(0.00	)(c)	(0.16)

Net asset value at end of period	$10.70		$10.68		$9.72

Total return (d)	3.39	%(e)	9.91%		(1.22	%)(e)

Net assets at end of period (000’s)	$55,924		$49,785		$41,389

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.25	%(g)	1.24%		1.27	%(g)
Ratio of net investment income to average net assets (b)	3.66	%(g)	2.22%		1.69	%(g)
Portfolio turnover rate	182	%(e)	326%		890	%(e)

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
(b)

Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income to average net assets does not include net investment income or loss of the investment companies in which the Fund invests.

(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.

See accompanying notes to financial statements.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

1. Organization

WSTCM Sector Select Risk-Managed Fund (formerly WST Asset Manager – U.S. Equity Fund) and WSTCM Credit Select Risk-Managed Fund (formerly WST Asset Manager – U.S. Bond Fund) (individually, a “Fund” and collectively, the “Funds”) are each a non-diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940 (the “1940 Act”).

WSTCM Sector Select Risk-Managed Fund’s investment objective is to seek long-term capital appreciation, while maintaining a secondary emphasis on generating income.

WST Credit Select Risk-Managed Fund’s investment objective is to seek total return from income and capital appreciation.

Each Fund offers two classes of shares (each a “Class” and collectively the “Classes”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund) and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average annual daily net assets attributable to Investor Shares). Each Class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a description of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impacts financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement preparation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

of the Funds’ assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued at market using quotations from the primary market in which they are traded. The Funds normally use third party pricing services to obtain market quotations. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1. Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies established by, and under the direction of, the Trust’s Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the calculation of the Funds’ NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2017:

WSTCM Sector Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,029,643	$—	$—	$16,029,643

WSTCM Credit Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,393,646	$—	$—	$30,393,646
Open-End Mutual Funds	44,679,989	—	—	44,679,989
Money Market Funds	4,096,058	—	—	4,096,058
Total	$79,169,693	$—	$—	$79,169,693

As of February 28, 2017, the Funds did not have any transfers into and out of any Level. The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The NAV per share of each Class of each Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. The NAV of each Class of each Fund is calculated by dividing the total value of the assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The offering price and redemption price per share of each Class of each Fund is equal to the NAV of such Class.

Security transactions and investment income – Security transactions are accounted for on their trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Dividends arising from net investment income are declared and paid annually to shareholders of the Funds. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of each Fund during the periods ended February 28, 2017 and August 31, 2016 was as follows:

Periods Ended	Ordinary Income	Long-Term Gains	Total Distributions
WSTCM Sector Select Risk-Managed Fund
Institutional Shares
February 28, 2017	$36,318	$—	$36,318
August 31, 2016	$264,870	$306,302	$571,172
Investor Shares
February 28, 2017	$1,273	$—	$1,273
August 31, 2016	$14,656	$17,929	$32,585
WSTCM Credit Select Risk-Managed Fund
Institutional Shares
February 28, 2017	$654,035	$—	$654,035
August 31, 2016	$10,588	$—	$10,588
Investor Shares
February 28, 2017	$1,608,725	$—	$1,608,725
August 31, 2016	$11,438	$—	$11,438

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 28, 2017:

	WSTCM Sector Select Risk-Managed Fund	WSTCM Credit Select Risk-Managed Fund
Tax cost of portfolio investments	$14,846,730	$77,161,080
Gross unrealized appreciation	$1,187,087	$2,008,648
Gross unrealized depreciation	(4,174)	(35)
Net unrealized appreciation on investments	1,182,913	2,008,613
Accumulated ordinary income (loss)	(48,447)	422,557
Accumulated capital and other gains (losses)	(1,097,297)	2,181,828
Accumulated earnings	$37,169	$4,612,998

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for WSTCM Credit Select Risk-Managed Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of August 31, 2016, WSTCM Credit Select Risk-Managed Fund had a short-term capital loss carryforward of $667,392 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and all open tax years (tax years ended August 31, 2014 through August 31, 2016, if applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

During the six months ended February 28, 2017, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2017, the cost of purchases of investment securities and the proceeds from sales of investment securities, other than short-term investments, amounted to $29,180,981 and $31,342,569, respectively, for WSTCM Sector Select Risk-Managed Fund and $127,408,779 and $119,685,690, respectively, for WSTCM Credit Select Risk-Managed Fund.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

The Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Adviser”) and the chair of its Investment Committee is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

COMPENSATION OF TRUSTEES

Trustees of the Trust who are affiliated with the Adviser receive no salary from the Trust. Each Trustee who is not affiliated with the Adviser receives a fee of $2,000 each year plus $500 per meeting attended in person and $200 per meeting attended by telephone. The Funds reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, WSTCM Sector Select Risk-Managed Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets and WSTCM Credit Select Risk-Managed Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.

The Adviser has entered into an Expense Limitation Agreement (“ELA”) with the Trust under which it has agreed to waive its fees and to assume other expenses of WSTCM Sector Select Risk-Managed Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets allocable to each Class until January 1, 2018. Accordingly, during the six months ended February 28, 2017, the Adviser waived $37,680 of its advisory fees and reimbursed $11,325 of Institutional Shares expenses and $13,758 of Investor Shares expenses for WSTCM Sector Select Risk-Managed Fund. The Adviser has entered into an ELA with the Trust under which it has agreed to waive its fees and to assume other expenses of WSTCM Credit Select Risk-Managed Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.15% of the average daily net assets allocable to each Class until January 1, 2018. There were no fee waivers or expense reimbursements required for WSTCM Credit Select Risk-Managed Fund during the six months ended February 28, 2017. Any fee waivers and expense

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

reimbursements by the Adviser are not subject to recoupment. It is expected that each Fund’s ELA will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the ELA of either Fund at any time. The Adviser may also terminate each Fund’s ELA at the end of the then-current term upon not less than 90 days’ notice to the Trust.

OTHER SERVICE PROVIDERS

Ultimus provides administration, accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, UFD serves as the principal underwriter to the Funds. UFD is a wholly-owned subsidiary of Ultimus.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares of each Fund to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including UFD and its affiliates) who are engaged in the sale of Investor Shares of the Funds or who render shareholder support services not otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of each Fund’s average daily net assets allocable to Investor Shares. During the six months ended February 28, 2017, $1,147 and $64,589 of expenses were incurred under the Plan by Investor Shares of WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund, respectively.

5. Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including open-end mutual funds, money market mutual funds and ETFs. The Funds will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of February 28, 2017, WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund had 99.4% and 38.3%, respectively, of the value of their net assets invested in ETFs, including 47.8% of the value of WSTCM Sector Select Risk-Managed Fund’s net asset invested in a single ETF that invests in stocks of companies within the Financials Sector. WSTCM Credit Select Risk-Managed Fund had 56.3% of the value of its net assets invested in open-end mutual funds.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following: On March 9, 2017, the Trust executed a Compliance Consulting Agreement with Graydon Compliance Solutions, LLC. Under the terms of the agreement, Graydon will provide a Chief Compliance Officer and compliance services to the Trust. The Adviser will provide Graydon a fee for this service.

WST INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees, class specific expenses (such as Rule 12b-1 distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follow are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2016) and held until the end of the period (February 28, 2017).

The table that follows illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, and do not charge a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

WST INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

WSTCM Sector Select Risk-Managed Fund	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Actual Fund Return	$1,000.00	$1,025.40	1.25%	$6.28
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	1.25%	$6.26
Investor Class
Actual Fund Return	$1,000.00	$1,023.70	1.50%	$7.53
Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.36	1.50%	$7.50

WSTCM Credit Select Risk-Managed Fund	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Actual Fund Return	$1,000.00	$1,034.40	1.04%	$5.25
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.64	1.04%	$5.21
Investor Class
Actual Fund Return	$1,000.00	$1,033.90	1.25%	$6.30
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	1.25%	$6.26

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WST INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of each Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.

WST INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY
AGREEMENTS (Unaudited)

The Board, including the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) voting separately, has reviewed and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) with Wilbanks, Smith and Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Adviser”) for the WSTCM Sector Select Risk–Managed Fund (the “Sector Select RM Fund”) and the WSTCM Credit Select Risk–Managed Fund (the “Credit Select RM Fund”) for an additional annual term. Approval took place at an in-person meeting held on October 26, 2016, at which a majority of the Trustees, including a majority of the Independent Trustees, were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel (the “Adviser Memorandum”).

In considering the Advisory Agreement for the Sector Select RM Fund and the Credit Select RM Fund and reaching their conclusion with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant, including the factors described below.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to each of the Sector Select RM Fund and the Credit Select RM Fund including, without limitation, its investment advisory services since each Fund’s inception, its coordination of services for the Funds among the Funds’ service providers, its compliance procedures and practices, and its efforts to promote the Funds and assist in their distribution. The Board also noted that the Trust’s president, chief compliance officer and principal executive officer are employees of the Adviser, and serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Sector Select RM Fund and the Credit Select RM Fund.

The investment performance of the Sector Select RM Fund, the Credit Select RM Fund and the Adviser. In this regard, the Board compared the performance of each of the Sector Select RM Fund and the Credit Select RM Fund with the performance of each Funds’ respective benchmark index, comparable funds managed by other advisers, comparable separate accounts managed by the Adviser, and comparable peer group indices. The Board noted that the Sector Select RM Fund had underperformed its benchmark and its peer group for the twelve months ended September 30, 2016, while the Credit Select RM Fund outperformed its benchmark and its peer group for the twelve months ended September 30, 2016. The Board also considered the consistency of the Adviser’s management of the Sector Select RM Fund and the Credit Select RM

WST INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (Continued)

Fund with each Fund’s investment objective and policies. Following discussion of the short- and long-term investment performance of the Sector Select RM Fund and the Credit Select RM Fund, the Adviser’s experience in managing each Fund and separate accounts, the Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of the Sector Select RM Fund the Credit Select RM Fund and the Adviser has been acceptable.

The costs of the services provided and profits realized by the Adviser from its relationship with the Sector Select RM Fund and the Credit Select RM Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Sector Select RM Fund and the Credit Select RM Fund by the Adviser and by the principals of the Adviser; the asset levels of the Sector Select RM Fund and the Credit Select RM Fund; the Adviser’s previous payment of startup costs for the Sector Select RM Fund and the Credit Select RM Fund; the overall expenses of the Sector Select RM Fund and the Credit Select RM Fund, including the advisory fees; and the differences in fees and services provided to the Adviser’s other clients that may be similar to the Sector Select RM Fund or the Credit Select RM Fund. The Board considered its discussion with the Adviser regarding the ELAs of the Sector Select RM Fund and the Credit Select RM Fund, and considered the Adviser’s current and past fee waivers and expense reimbursements with respect to the Funds. The Board further took into account that the Adviser has represented that it intends to continue the ELAs for the Sector Select RM Fund and the Credit Select RM Fund until at least January 1, 2018.

The Board also considered potential benefits to the Adviser in managing the Sector Select RM Fund and the Credit Select RM Fund, including promotion of the Adviser’s name and the ability of the Adviser to place small accounts managed by the Adviser into each Fund. The Board compared the fees and expenses of each Fund (including the Fund’s management fee) to the average and median advisory fees and expense ratios of its Morningstar categories and other funds within the Morningstar categories comparable to each Fund. In considering the comparison of fees and expense ratios between the Funds and comparable funds, the Board looked at the differences in the types of funds being compared, the style of investment management, the size of comparable funds and the nature of the investment strategies. The Board noted that the management fee and net expense ratio of the Sector Select RM Fund was higher than the average and median of the funds in the Morningstar Aggressive Allocation category under $50 million but less than the management fee and net expense ratio of the funds in the twentieth percentile in the category. The Board noted that the Credit Select RM Fund’s net expense ratio is higher than the median and average of the funds in the Morningstar Nontraditional Bond Funds category under $100 million but less than the net expense ratio of the funds in the twentieth percentile in the category and the management fee is lower than the median

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AGREEMENTS (Unaudited) (Continued)

and average of the funds in the category. The Board also compared the fees paid by each Fund to the fees paid by other clients of the Adviser, and considered the similarities and differences of services received by such clients as compared to the services being provided the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the management fees paid to the Adviser by the Sector Select RM Fund and the Credit Select RM Fund are each fair and reasonable.

The extent to which economies of scale would be realized as the Sector Select RM Fund and the Credit Select RM Fund grow and whether management fee levels reflect these economies of scale for the benefit of each Fund’s investors. In this regard, the Board considered that the fee arrangements of the Sector Select RM Fund and the Credit Select RM Fund with the Adviser each involve both a management fee and an ELA. In connection with each of the Sector Select RM Fund and the Credit Select RM Fund, the Board determined that, while the management fee remained the same at all asset levels, each Fund has experienced benefits from its ELA. In addition, the Board noted that the Sector Select RM Fund and the Credit Select RM Fund will each benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the asset levels of the Sector Select RM Fund and the Credit Select RM Fund and expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangement with the Adviser continues to provide benefits through the ELAs and that, at the Funds’ current and projected asset levels for the next year, each Fund’s arrangement with the Adviser is fair and reasonable.

The Adviser’s practices regarding brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures, and performance in utilizing those standards, to seek best execution for the Funds’ portfolio transactions. The Board considered the historical portfolio turnover rates for the Sector Select RM Fund and the Credit Select RM Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”). After review and discussion of the foregoing, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions are satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Sector Select RM Fund and the Credit Select RM Fund; the basis of decisions to buy or sell securities for the Funds and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; and the substance and

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AGREEMENTS (Unaudited) (Continued)

administration of the Adviser’s code of ethics. Following consideration of the foregoing, the Board found for each Fund that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

Conclusion

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously concluded that approval of the Advisory Agreements was in the best interests of the Sector Select RM Fund, the Credit Select RM Fund and each Fund’s shareholders.

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	May 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	May 9, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	May 9, 2017

*	Print the name and title of each signing officer under his or her signature.